UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4551

Smith Barney Equity Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY EQUITY FUNDS

SMITH BARNEY SOCIAL AWARENESS FUND

FORM N-Q

OCTOBER 31, 2004

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	October 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 71.6%
CONSUMER DISCRETIONARY - 10.5%
Distributors - 0.5%
74,600	CarMax, Inc. (a)	$1,964,964

Hotels, Restaurants & Leisure - 0.5%
58,800	Wendy’s International, Inc.	1,962,156

Media - 4.4%
36,400	Clear Channel Communications, Inc.	1,215,760
33,800	EchoStar Communications Corp., Class A Shares (a)	1,068,756
23,400	The McGraw-Hill Cos., Inc.	2,018,250
201,700	The News Corp. Ltd., Class A (a)	6,341,448
217,000	Time Warner Inc. (a)	3,610,880
59,600	Tribune Co.	2,574,720

		16,829,814

Multiline Retail - 2.7%
89,800	Costco Wholesale Corp. (a)	4,305,012
59,200	Family Dollar Stores, Inc.	1,749,360
82,700	Target Corp.	4,136,654

		10,191,026

Specialty Retail - 2.4%
133,200	The Home Depot, Inc.	5,471,856
64,700	Lowe’s Cos., Inc.	3,641,316

		9,113,172

	TOTAL CONSUMER DISCRETIONARY	40,061,132

CONSUMER STAPLES - 7.6%
Beverages - 1.0%
75,800	PepsiCo, Inc.	3,758,164

Food & Drug Retailing - 2.3%
72,000	CVS Corp.	3,129,120
179,800	Sysco Corp.	5,802,146

		8,931,266

Food Products - 1.0%
150,000	ConAgra Foods, Inc.	3,960,000

Household Products - 1.6%
99,400	Kimberly-Clark Corp. (b)	5,931,198

Personal Products - 1.7%
79,400	Colgate-Palmolive Co.	3,542,828
70,000	The Gillette Co.	2,903,600

		6,446,428

	TOTAL CONSUMER STAPLES	29,027,056

ENERGY - 2.7%

Energy Equipment & Services - 0.4%
31,700	GlobalSantaFe Corp.	935,150
15,500	Noble Corp. (a)	708,040

		1,643,190

Oil & Gas - 2.3%
147,972	BP PLC, Sponsored ADR	8,619,369

	TOTAL ENERGY	10,262,559

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 13.0%
Banks - 4.4%
83,600	Comerica, Inc.	$5,142,236
105,700	Wells Fargo & Co. (b)	6,312,404
80,600	Zions Bancorporation	5,333,302

		16,787,942

Diversified Financials - 5.9%
155,200	American Express Co.	8,236,464
43,100	Freddie Mac	2,870,460
139,132	JPMorgan Chase & Co.	5,370,495
10,600	Lehman Brothers Holdings, Inc.	870,790
44,000	Merrill Lynch & Co., Inc.	2,373,360
54,300	Morgan Stanley	2,774,187

		22,495,756

Insurance - 2.7%
92,425	American International Group, Inc.	5,611,122
20	Berkshire Hathaway Inc., Class A Shares (a)	1,685,000
23,100	The Hartford Financial Services Group, Inc.	1,350,888
43,800	Nationwide Financial Services	1,515,480

		10,162,490

	TOTAL FINANCIALS	49,446,188

HEALTHCARE - 10.6%

Biotechnology - 1.9%
111,700	Amgen Inc. (a)	6,344,560
13,300	Biogen Idec Inc. (a)	773,528

		7,118,088

Healthcare Equipment & Supplies - 1.8%
80,500	Baxter International, Inc.	2,476,180
66,800	Guidant Corp.	4,450,216

		6,926,396

Healthcare Providers & Services - 0.5%
17,700	WellPoint Health Networks Inc. (a)	1,728,582

Pharmaceuticals - 6.4%
46,100	Eli Lilly and Co.	2,531,351
91,600	Johnson & Johnson (b)	5,347,608
58,200	Merck & Co., Inc.	1,822,242
235,500	Pfizer Inc.	6,817,725
150,800	Schering-Plough Corp.	2,730,988
154,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,019,600
34,500	Watson Pharmaceuticals, Inc. (a)	967,035

		24,236,549

	TOTAL HEALTHCARE	40,009,615

INDUSTRIALS - 8.6%

Air Freight & Logistics - 1.0%
47,300	United Parcel Service, Inc., Class B Shares	3,745,214

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES	SECURITY	VALUE
Airlines - 1.0%
250,962	Southwest Airlines Co.	$3,957,671

Commercial Services & Supplies - 2.2%
98,200	Automatic Data Processing, Inc.	4,260,898
64,500	Avery Dennison Corp.	3,924,180

		8,185,078

Industrial Conglomerates - 1.6%
198,700	Tyco International Ltd.	6,189,505

Machinery - 2.8%
126,000	Danaher Corp.	6,946,380
40,700	Illinois Tool Works, Inc.	3,755,796

		10,702,176

	TOTAL INDUSTRIALS	32,779,644

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.1%
250,600	Cisco Systems, Inc. (a)	4,814,026
75,800	Motorola, Inc.	1,308,308
128,400	Nokia Oyj, Sponsored ADR	1,979,928

		8,102,262

Computers & Peripherals - 4.2%
163,800	Dell Computer Corp. (a)	5,742,828
218,700	EMC Corp. (a)	2,814,669
33,000	International Business Machines Corp.	2,961,750
188,000	Network Appliance, Inc. (a)	4,600,360

		16,119,607

Electronic Equipment & Instruments - 0.4%
67,200	Agilent Technologies, Inc. (a)	1,684,032

Internet Software & Services - 0.8%
133,000	IAC/InterActive Corp. (a)	2,875,460

IT Consulting & Services - 0.4%
61,600	Accenture Ltd., Class A Shares (a)	1,491,336

Semiconductor Equipment & Products - 0.8%
140,100	Intel Corp.	3,118,626

Software - 1.4%
80,800	BMC Software, Inc. (a)	1,528,736
299,800	Oracle Corp. (a)	3,795,468

		5,324,204

	TOTAL INFORMATION TECHNOLOGY	38,715,527

MATERIALS - 4.1%
Chemicals - 1.9%
67,700	Air Products and Chemicals, Inc.	3,600,286
91,400	Praxair, Inc.	3,857,080

		7,457,366

Metal & Mining - 1.6%
182,400	Alcoa Inc.	5,928,000

Paper & Forest Products - 0.6%
57,700	International Paper Co.	2,222,027

	TOTAL MATERIALS	15,607,393

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

SHARES		SECURITY	VALUE
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
116,900		BellSouth Corp.	$3,117,723
92,600		SBC Communications Inc.	2,339,076
114,700		Verizon Communications Inc. (b)	4,484,770

		TOTAL TELECOMMUNICATION SERVICES	9,941,569

UTILITIES - 1.8%
Electric Utilities - 1.8%
37,500		FPL Group, Inc.	2,583,750
57,600		PG&E Corp. (a)	1,845,504
75,000		The Southern Co.	2,369,250

		TOTAL UTILITIES	6,798,504

		TOTAL COMMON STOCK (Cost - $200,676,191)	272,649,187

FACE AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
		Federal National Mortgage Association (FNMA):
$1,500,000		Bonds, 6.250% due 5/15/29	1,706,696
		Notes:
2,000,000		4.375% due 9/15/12	2,019,730
2,000,000		4.625% due 10/15/14	2,019,804
		U.S. Treasury Bonds:
2,000,000		6.500% due 2/15/10 (b)	2,301,798
1,500,000		5.000% due 8/15/11 (b)	1,620,411
1,005,270		2.000% due 7/15/14 (b)	1,040,298
2,000,000		7.500% due 11/15/16 (b)	2,590,860
1,500,000		7.125% due 2/15/23 (b)	1,933,185

		TOTAL U. S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,992,327)	15,232,782

	RATING(c)
CORPORATE BONDS & NOTES - 11.9%

CONSUMER DISCRETIONARY - 2.8%

Media - 1.7%
2,000,000	BBB	Comcast Corp., Notes, 5.300% due 1/15/14	2,043,068
2,000,000	BBB+	Time Warner Inc., 6.875% due 6/15/18	2,233,632
2,000,000	BBB+	Walt Disney Co., Notes, 6.750% due 3/30/06	2,107,618

			6,384,318

Motorcycle Manufacturers - 0.3%
1,025,000	AAA	Harley Davidson Motorcycle ABS 2.690% due 4/15/11	1,021,570

Multiline Retail - 0.8%
3,000,000	A+	Target Corp., Notes, 5.375% due 6/15/09	3,211,773

		TOTAL CONSUMER DISCRETIONARY	10,617,661

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATINGS(c)	SECURITY	VALUE
FINANCIALS - 7.3%
Financial Services - 7.3%
$ 2,000,000	A+	Bank of America Corp., Notes, 4.750% due 10/15/06	$2,071,226
2,000,000	A	Countrywide Home Loans, Inc., Guaranteed Notes, 5.500% due 8/1/06	2,083,972
3,000,000	BBB-	Ford Motor Credit Corp., Notes, 5.625% due 10/1/08	3,104,730
3,000,000	BBB-	General Motors Acceptance Corp., Notes, 6.125% due 9/15/06	3,115,149
2,000,000	A	Household Finance Corp., Notes, 4.125% due 12/15/08	2,032,210
2,000,000	A	JPMorgan Chase & Co., Sub. Notes, 4.875% due 3/15/14	2,005,678
2,000,000	A+	Merrill Lynch & Co., Inc., Medium Term Notes, 3.700% due 4/21/08	2,016,314
2,000,000	A+	Morgan Stanley, Notes, 7.250% due 4/1/32	2,414,698
2,000,000	BBB-	Sprint Capital Corp., Guaranteed Notes, 6.125% due 11/15/08	2,168,836
2,000,000	BBB+	Telecom Italia Capital SA, Guaranteed Notes, 4.950% due 9/30/14	1,988,468
2,000,000	A+	Unilever Capital Corp., Notes, 7.125% due 11/1/10	2,331,358
2,500,000	A	Wachovia Corp., Notes, 4.950% due 11/1/06	2,599,742

		TOTAL FINANCIALS	27,932,381

INDUSTRIALS - 0.7%
Airlines - 0.1%
238,009	A+	Southwest Airlines Co., Pass-Through Certificates, Series A3, 8.700% due 7/1/11	282,263

Transportation - 0.6%
2,000,000	BBB	Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31	2,373,840

		TOTAL INDUSTRIALS	2,656,103

INFORMATION TECHNOLOGY - 0.5%
Computers & Peripherals - 0.5%
2,000,000	A+	International Business Machines Corp., Medium Term Notes, 4.750% due 11/29/12	2,050,854

		TOTAL INFORMATION TECHNOLOGY	2,050,854

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
2,000,000	A+	Verizon New England, Inc., Sr. Notes, 6.500% due 9/15/11	2,227,162

		TOTAL TELECOMMUNICATION SERVICES	2,227,162

		TOTAL CORPORATE BONDS & NOTES (Cost - $44,362,463)	45,484,161

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT		SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 3.8%
		Federal Home Loan Bank (FHLB):
$2,794,348		5.000% due 3/1/19	$2,853,902
299,374		7.000% due 10/1/30	318,242
		Federal National Mortgage Association (FNMA):
1,095,311		5.500% due 12/1/17	1,136,585
1,372,800		5.500% due 9/1/18	1,424,261
2,000,000		3.500% due 1/25/25	2,000,735
576		6.500% due 3/1/29	608
505,048		6.000% due 7/1/31	524,748
1,920,856		4.776% due 8/1/34	1,950,273
3,966,938		5.500% due 9/1/34	4,045,889
223,756		Government National Mortgage Association (GNMA),
		7.000% due 8/15/29	239,066

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $14,332,512)	14,494,309

	RATINGS(c)
MUNICIPAL BONDS & NOTES - 0.3%
New York - 0.3%
1,000,000	AAA	Sales Tax Asset Receivables Corp., 4.660% due 10/15/14 (Cost - $1,000,000)	1,004,720

REPURCHASE AGREEMENT - 3.7%
14,094,000		Merrill Lynch & Co., Inc., dated 10/29/04, 1.820% due 11/1/04; Proceeds at maturity - $14,096,138; (Fully collateralized by various U.S. Government Agency obligation, 0.000% due 11/2/04 to 4/29/05; Market Value - $14,375,933) (Cost - $14,094,000)	14,094,000

		TOTAL INVESTMENTS - 95.3% (Cost - $289,457,493**)	362,959,159
		Other Assets in Excess of Liabilities - 4.7%	17,889,358

		TOTAL NET ASSETS - 100.0%	$380,848,517

(a)	Non-income producing security.
(b)	All or a portion of this security is segregated for open futures contracts.
(c)	All ratings are by Standard & Poor’s Ratings Service except those identified by an asterisk (*), which are rated by Moody’s Investors Service.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

See pages 8 and 9 for definition of ratings.

See Notes to Schedule of Investments.

SMITH BARNEY SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	October 31, 2004

Summary of Investments by Investment Type **

Common Stock	75.1%
Corporate Bonds & Notes	12.5
U.S. Government & Agency Obligations	4.2
Mortgage-Backed Securities	4.0
Repurchase Agreement	3.9
Municipal Bonds & Notes	0.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedule of Investments (unauditied)

1. Organization and Significant Accounting Policies

The Smith Barney Social Awareness Fund (“Fund”), a separate investment fund of Smith Barney Equity Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales price were reported and U.S government and agency obligations are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change

Notes to the Schedule of Investments (unaudited) (continued)

in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction

(d) Investment Transactions. Transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,579,334
Gross unrealized depreciation	(6,077,668)

Net unrealized appreciation	$73,501,666

At October 31, 2004 the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
S&P 500 Index	106	12/04	$29,913,704	$29,952,950	$(39,246)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Equity Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	December 27, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date	December 27, 2004